Statements of Net Assets Available for Benefits - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Investments:
Investments at fair value (Note 3)	$ 815,900	$ 836,800
Guaranteed investment contracts, at contract value	400	500
Total investments	816,300	837,300
Receivables:
Participant notes receivable	19,100	24,100
Participant contributions receivable	800	1,000
Employer contributions receivable	600	700
Transfer receivable	0	2,000
Total receivables	20,500	27,800
Net assets available for benefits	$ 836,800	$ 865,100